Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000174035
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Destra Flaherty & Crumrine Preferred and Income Fund A
Average Annual Return, Percent	2.21%	3.00%	4.43%
C000174036
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Destra Flaherty & Crumrine Preferred and Income Fund C
C000174037
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Destra Flaherty & Crumrine Preferred and Income Fund I
Without Sales Load [Member] | C000174035
Average Annual Return [Line Items]
Average Annual Return, Percent	7.04%	3.96%	4.91%
Without Sales Load [Member] | C000174036
Average Annual Return [Line Items]
Average Annual Return, Percent	6.24%	3.19%	4.13%
Without Sales Load [Member] | C000174037
Average Annual Return [Line Items]
Average Annual Return, Percent	7.34%	4.23%	5.19%
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Average Annual Return, Percent	4.39%	3.60%	4.96%
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Average Annual Return, Percent	4.39%	3.60%	4.96%
ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 8% Constrained Core West Pfd & Jr Sub TRexTC
Average Annual Return, Percent	4.39%	3.60%	4.96%